Insurance business - Liabilities under insurance contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	$ 103,743
Claims and benefits paid	(6,094)	$ (6,678)
Increase in liabilities to policyholders	14,940	13,015
Exchange differences and other movements	(3,292)	3,415
Gross liabilities under insurance contracts end of period	109,077	103,743
Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	69,030
Claims and benefits paid	(2,929)	(3,695)
Increase in liabilities to policyholders	10,474	10,050
Exchange differences and other movements	(534)	785
Gross liabilities under insurance contracts end of period	75,837	69,030
Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	6,435
Claims and benefits paid	(1,023)	(900)
Increase in liabilities to policyholders	1,134	1,112
Exchange differences and other movements	(47)	86
Gross liabilities under insurance contracts end of period	6,483	6,435
Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	28,278
Claims and benefits paid	(2,142)	(2,083)
Increase in liabilities to policyholders	3,332	1,853
Exchange differences and other movements	(2,711)	2,544
Gross liabilities under insurance contracts end of period	26,757	28,278
Gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	107,191	97,439
Gross liabilities under insurance contracts end of period	112,745	107,191
Gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	72,464	65,324
Gross liabilities under insurance contracts end of period	79,475	72,464
Gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	6,449	6,151
Gross liabilities under insurance contracts end of period	6,513	6,449
Gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	28,278	25,964
Gross liabilities under insurance contracts end of period	26,757	28,278
Reinsurers’ share of gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(3,448)
Gross liabilities under insurance contracts end of period	(3,668)	(3,448)
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(3,434)
Gross liabilities under insurance contracts end of period	(3,638)	(3,434)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(14)
Gross liabilities under insurance contracts end of period	(30)	(14)
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	0
Gross liabilities under insurance contracts end of period	$ 0	$ 0